Debt	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Debt	Debt

Debt

	$ million
	Dec 31, 2024			Dec 31, 2023
	Debt (excluding lease liabilities)	Lease liabilities [A]	Total	Debt (excluding lease liabilities)	Lease liabilities [A]	Total
Current debt:	6,920	4,710	11,630	5,288	4,643	9,931
Short-term debt	642		642	845		845
Long-term debt due within 1 year	6,278	4,710	10,988	4,443	4,643	9,086
Non-current debt	41,456	23,992	65,448	48,544	23,066	71,610
Total	48,376	28,702	77,078	53,832	27,709	81,541
[A]Further analysis of lease liabilities is provided in Note 22.
Net debt is the sum of current and non-current debt, less cash and cash equivalents, adjusted for the fair value of derivative financial instruments used to hedge the volatility caused by fluctuations in foreign exchange and interest rates relating to debt, and associated collateral balances. Net debt is a non-GAAP measure, providing additional information to help demonstrate the economic impacts of debt, associated hedges, and cash and cash equivalents.

Net debt

					$ million
	(Asset)/liability
	Current debt	Non-current debt	Derivative financial instruments	Cash and cash equivalents (see Note 18)	Net debt*
At January 1, 2024	9,931	71,610	775	(38,774)	43,542
Cash flow	(9,653)	35	(594)	(1,097)	(11,309)
Lease additions [A]	763	5,083			5,846
Other movements	10,909	(10,040)	(319)	—	550
Currency translation differences and foreign exchange losses/(gains)	(320)	(1,240)	979	761	180
At December 31, 2024	11,630	65,448	841	(39,110)	38,809
At January 1, 2023	9,001	74,794	1,288	(40,246)	44,837
Cash flow	(9,617)	(215)	723	1,778	(7,331)
Lease additions [A]	1,021	3,321			4,342
Other movements	9,619	(7,184)	(481)	—	1,954
Currency translation differences and foreign exchange (gains)/losses	(93)	894	(755)	(306)	(260)
At December 31, 2023	9,931	71,610	775	(38,774)	43,542
[A]Further analysis of lease liabilities is provided in Note 22.

Borrowing facilities and amounts undrawn

	$ million
	Facility		Amount undrawn
	Dec 31, 2024	Dec 31, 2023	Dec 31, 2024	Dec 31, 2023
CP programmes	20,000	20,000	20,000	20,000
EMTN programme	N/A	unlimited	N/A	N/A
US shelf registration	unlimited	unlimited	N/A	N/A
Committed credit facilities	8,000	9,920	8,000	9,920
* Non-GAAP measure (see page 337).
21. Debt continued
During 2024, Shell had access to international debt capital markets via two commercial paper (CP) programmes, a US universal shelf (US shelf) registration and a Euro medium-term note (EMTN) programme. Issuances under the CP programmes are supported by a committed credit facility and cash.
Under the CP programmes, Shell can issue debt of up to $10,000 million with maximum maturities ranging between 183 days and 364 days depending on the form of the notes issued; and $10,000 million with maturities not exceeding 397 days.
The US shelf registration provides Shell with the flexibility to issue debt securities, ordinary shares, preferred shares and warrants. The registration is updated once every three years and was last updated in December 2023. During 2024, no debt was issued under this registration (2023: no debt issued).
The EMTN programme lapsed in November 2024 and will be renewed during 2025. During 2024, no debt was issued under this programme
(2023: no debt issued).
On December 13, 2019, Shell refinanced its revolving credit facility (RCF), which is linked to the Secured Overnight Financing Rate (SOFR), at pre-agreed margins. Shell elected not to extend the short-dated tranche of $1,920 million in 2024. The remaining $8,000 million expires in 2026 (2023: $8,000 million expiring in 2026). The terms and availability are not conditional on Shell's financial ratios nor its credit ratings. The interest and fees related to these facilities are linked to Shell's progress towards reaching its short-term Net Carbon Intensity target.
The following tables compare contractual cash flows for debt, excluding lease liabilities at December 31, with the carrying amount in the Consolidated Balance Sheet. Contractual amounts reflect the effects of changes in foreign exchange rates; differences from carrying amounts reflect the effects of discounting, premiums and, where fair value hedge accounting is applied, fair value adjustments. Interest is estimated assuming that interest rates applicable to variable-rate debt remain constant and there is no change in aggregate principal amounts of debt other than repayment at scheduled maturity, as reflected in the table.

2024

	$ million
	Contractual payments
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount	Carrying amount
Bonds	6,036	3,792	2,344	5,207	2,333	27,369	47,081	(395)	46,686
EMTN	3,286	1,042	2,344	3,707	833	6,469	17,681	(260)	17,421
US shelf	2,750	2,750	—	1,500	1,500	20,900	29,400	(135)	29,265
Bank and other borrowings	885	169	69	289	32	246	1,690	—	1,690
Total (excluding interest)	6,921	3,961	2,413	5,496	2,365	27,615	48,771	(395)	48,376
Interest	1,437	1,265	1,184	1,162	1,055	12,214	18,317

2023

	$ million
	Contractual payments
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount	Carrying amount
Bonds	4,292	6,194	3,856	2,489	5,442	30,049	52,322	(567)	51,755
EMTN	3,042	3,444	1,106	2,489	3,942	7,649	21,672	(414)	21,258
US shelf	1,250	2,750	2,750	—	1,500	22,400	30,650	(153)	30,497
Bank and other borrowings	1,060	230	73	346	53	316	2,078	(1)	2,077
Total (excluding interest)	5,352	6,424	3,929	2,835	5,495	30,365	54,400	(568)	53,832
Interest	1,569	1,452	1,285	1,207	1,177	13,366	20,056
Interest rate swaps have been entered into against certain fixed rate debt affecting the effective interest rate on these balances (see Note 26).
The fair value of debt excluding lease liabilities at December 31, 2024, was $44,119 million (2023: $50,866 million), mainly determined from the prices quoted for those securities. The difference between the fair value of debt and the carrying amount is predominantly related to the difference between the fixed rate and the current market rate.